Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2024
Basic earnings per share [abstract]
Summary of earnings per ordinary share

Earnings per ordinary share
				Weighted average number
				of ordinary shares outstanding
	Amount			during the period			Per ordinary share
	(in EUR million)			(in millions)			(in EUR)
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Basic earnings	5,334	4,140	12,126	3,228.7	3,562.9	3,619.1	1.65	1.16	3.35
Basic earnings from continuing operations	5,334	4,140	12,126				1.65	1.16	3.35

Effect of dilutive instruments:
Share plans				0.0	2.4	5.2
				0.0	2.4	5.2

Diluted earnings	5,334	4,140	12,126	3,228.7	3,565.3	3,624.3	1.65	1.16	3.35
Diluted earnings from continuing operations	5,334	4,140	12,126				1.65	1.16	3.35